RISK MANAGEMENT - Risk management - Regulatory (Details) - Measure Trading Risk Method - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Banco de Bogota S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 639,228	$ 759,624
Basis points of regulatory capital (as a percent)	1.11%	1.16%
Banco de Occidente S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 218,355	$ 272,515
Basis points of regulatory capital (as a percent)	0.67%	0.90%
Banco Popular S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 336,718	$ 147,685
Basis points of regulatory capital (as a percent)	1.85%	1.16%
Banco Comercial AV Villas S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 47,004	$ 96,711
Basis points of regulatory capital (as a percent)	0.55%	1.05%
Corficolombiana
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 240,068	$ 190,534
Basis points of regulatory capital (as a percent)	5.19%	4.84%
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 10,927	$ 13,808
Basis points of regulatory capital (as a percent)	0.92%	1.48%